Products revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Products revenue

16.	Products revenue

In accordance with ASC 606, the Group disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors. The following table summarizes the disaggregation of revenue:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Products revenues	82,197	281,367	220,626
Mining products	68,358	281,367	220,626
Intelligent router products (Note a)	13,839	—	—
Other revenues	28	400	238
	82,225	281,767	220,864

Note a: In 2023, the revenue was substantially derived from a one-off sale of intelligent router products, totaling RMB13,839,000 for the year ending December 2023. These intelligent router products were produced by external vendors and integrated with our software solutions for resale purposes. This was a one-off transaction for the Group, with no plans in place to pursue this business line in the future.